INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses	$ 17,847,721	$ 13,497,030
Reserve and accruals	619,236	554,632
OID Amortization	1,184,396
Debt Extinguishment Amortization	645,511
Debt-Related Warrants	1,408,206
Capitalized R&D	557,589
Lease Liability	1,540,727
Other	1,388	1,792
Total deferred tax assets	23,804,774	14,053,454
Deferred tax liabilities
Depreciation and amortization	(270,747)	(200,998)
Right of Use Asset	(1,511,786)	0
Total deferred tax liabilities	(1,782,533)	(200,998)
Net deferred tax assets	22,022,241	13,852,456
Valuation Allowance	(22,022,241)	(13,852,456)
Net deferred tax asset	$ 0	$ 0